Intangible assets, net (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization of Intangible Assets	¥ 693,761	¥ 688,572	¥ 633,368